Organization and Principal Activities (Tables)	6 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements	The consolidated financial statements of the Company included the following entities (subsequent changes on equity holding of the entities were not included below):
	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
The Company	January 3, 2020	Cayman Islands	100%	Parent Holding
Wholly owned subsidiaries
Pop HK	January 20, 2020	Hong Kong	100%	Investment holding
WFOE	March 13, 2020	PRC	100%	WFOE, consultancy and information technology support
Pop Culture Global Operations Inc.	December 3, 2021	California	100%	Overseas hip-hop resource integration and business development
Xiamen Pop Investment Co., Ltd. (“Pop Investment”)	January 25, 2022	PRC	60% owned by Heliheng; 40% owned by the VIE	Cross-border funds management
Fujian Pupu Shuzhi Sports Industry Development Co., Ltd. (“Shuzhi Sports”)	July 21, 2022	PRC	100%	Holding sports performance activities
VIE
Pop Culture	March 29, 2007	PRC	VIE	Event planning, execution, and hosting
VIE’s subsidiaries
Pupu Sibo	March 30, 2017	PRC	100% owned by VIE	Event planning and execution
Pop Network	June 6, 2017	PRC	100% owned by VIE	Marketing
Guangzhou Shuzhi	December 19, 2018	PRC	100% owned by VIE	Event planning and execution
Shenzhen Pop	January 17, 2020	PRC	100% owned by VIE	Event planning and execution
Pupu Digital	June 20, 2022	PRC	100% owned by the VIE	Acting broker and self-branding development
Zhongpu Shuyuan	March 30, 2022	PRC	51% owned by the VIE	Digital collection and Metaverse
Shenzhen Jam box Technology Co., Ltd.	November 18, 2020	PRC	56% owned by VIE	Event planning and execution
Xiamen Pop Shuzhi Culture Communication Co., Ltd. (“Xiamen Shuzhi”)	May 16, 2022	PRC	100% owned by the VIE	Online and offline advertising marketing and exhibitions
Hualiu Digital	April 14, 2022	PRC	100% owned by the VIE	Digital Entertainment

Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries	The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after the elimination of intercompany transactions:
	As of December 31,	As of June 30,
	2023	2023

Total assets	$31,026,866	$16,775,802
Total liabilities	$27,308,942	$12,336,610

Schedule of Income and Cash Flows
	For the Six Months Ended, December 31,
	2023	2022
Total revenue	$24,008,463	$8,727,933
Net loss	$(648,451)	$(4,118,522)

Net cash (used in) provided by operating activities	$(1,294,161)	$2,063,270
Net cash used in investing activities	$(16,771)	$(4,753,309)
Net cash provided by financing activities	$2,037,165	$796,554